FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Fair value, assets measured on recurring basis
	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	585,540,705	—	—	585,540,705	93,985,763
Dining Secretary	—	—	60,234,118	60,234,118	9,668,243
Total	585,540,705	—	60,234,118	645,774,823	103,654,006

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—		65,414,773	65,414,773	10,393,361
Total	492,658,379	—	65,414,773	558,073,152	88,668,894

Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2010	66,000,000
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773
Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(638,000)
The change in fair value of the investment in Ding Secretary	(4,542,655)
Fair value of available-for-sale (Level 3) investment as at December 31, 2012	60,234,118

Fair value of available-for-sale investment (Level 3) as at December 31, 2012 (US$)	9,668,243

Significant unobservable inputs used in the valuation to determine the fair value of available for sale investment in Dining Secretary
Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	27.5%
Option pricing model	Time to liquidation	3.0 years
	Risk-free rate	0.904%
	Expected volatility	43.4%
	Probability	Liquidation scenario: 45%
		Redemption scenario: 45%
		IPO scenario: 10%
	Dividend yield	Nil